UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                              Amendment to Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:            December 31, 2006
                                                       -------------------------

Check here if Amendment  [x];                      Amendment Number: 1
                                                                    ---

This Amendment (Check only one.):  [ x ] is a restatement.
                                   [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:               Southeast Asset Advisors, Inc.
Address:            314 Gordon Avenue
                    Thomasville, Georgia  31792

Form 13F File Number:    28- 12363
                            -------------------------

     The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

     Name:          Mark Saussy
     Title:         Managing Director
     Phone:         (229) 228-8839

Signature, Place, and Date of Signing:

        /s/ Mark Saussy               Thomasville, Georgia        05/17/07
     --------------------------     -----------------------      -----------
          [Signature]                    [City, State]             [Date]

Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s)).

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s)).

List of Other Managers Reporting for this Manager:

FORM 13F FILE NUMBER                NAME
--------------------                ----
28-1880                             Anchor Capital Advisors, Inc.
28-2013                             Harris Associates, L.P.
28-5395                             Select Equity Group, Inc.
28-3459                             Smith Asset Management Group, LP

                            Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:              None
                                             -------------------------

Form 13F Information Table Entry Total:         81
                                             -------------------------

Form 13F Information Table Value Total:      $  104,217
                                             -------------------------
                                                    (thousands)


List of Other Included Managers:

     Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

     NONE

                                                    FORM 13F INFORMATION TABLE
                                                    --------------------------

         COLUMN 1                  COLUMN 2      COLUMN 3     COLUMN 4     COLUMN 5           COLUMN 6  COLUMN 7      COLUMN 8
                                                                                                                   VOTING AUTHORITY
                                                                                                                   ----------------
       NAME OF ISSUER              TITLE OF                  VALUE      SHRS OR   SH/  PUT/  INVESTMENT   OTHER
       --------------              CLASS       CUSIP       (x$1,000)    PRN  AMT  PRN  CALL  DISCRETION  MANAGERS SOLE  SHARED  NONE
                                  -------      -----        ---------   --------  ---  ----  ----------  -------- ----  ------  ----
Abbott Labs                         COM        002824 10 0     553      11350     SH          SOLE               11350
Agl Resources Inc                   COM        001204 10 6     525      13500     SH          SOLE               13500
American Express Co                 COM        025816 10 9     758      12500     SH          SOLE               12500
American Intl Group Inc             COM        026874 10 7     250       3490     SH          SOLE                3490
American Pwr Conversion Corp        COM        029066 10 7     853      27900     SH          SOLE               27900
Applebees Intl Inc                  COM        037899 10 1     530      21500     SH          SOLE               21500
Belo Corp                       COM SER A      080555 10 5     551      30000     SH          SOLE               30000
Berkshire Hathaway Inc Del          CL A       084670 10 8   12759        116     SH          SOLE                 116
Berkshire Hathaway Inc Del          CL B       084670 20 7    8754       2388     SH          SOLE                2388
Blackrock Inc                       COM        09247X 10 1     371       2440     SH          SOLE                2440
Bristol Myers Squibb Co             COM        110122 10 8     322      12228     SH          SOLE               12228
Brown & Brown Inc                   COM        115236 10 1    1598      56630     SH          SOLE               56630
C H Robinson Worldwide Inc      COM NEW        12541W 20 9     531      12995     SH          SOLE               12995
Caremark Rx Inc                     COM        141705 10 3     346       6060     SH          SOLE                6060
Cb Richard Ellis Group Inc          CL A       12497T 10 1     584      17600     SH          SOLE               17600
Cemex SAB DE CV                 ON ADR 5 ORD   151290 88 9    5572     164470     SH          SOLE              164470
Chevron Corp New                    COM        166764 10 0     795      10814     SH          SOLE               10814
Coca Cola Co                        COM        191216 10 0    5755     119280     SH          SOLE              119280
Comcast Corp New                    CL A       20030N 10 1     256       6043     SH          SOLE                6043
Conagra Foods Inc                   COM        205887 10 2    1924      71267     SH          SOLE               71267
Dell Inc                            COM        24702R 10 1    8169     325599     SH          SOLE              325599
Discovery Holding Co            CL A COM       25468Y 10 7     204      12655     SH          SOLE               12655
Disney Walt Co                  COM DISNEY     254687 10 6    3128      91270     SH          SOLE               91270
Exxon Mobil Corp                    COM        30231G 10 2    3284      42850     SH          SOLE               42850
Fairfax Finl Hldgs Ltd          SUB VTG        303901 10 2     330       1664     SH          SOLE                1664
Fastenal Co                         COM        311900 10 4     579      16140     SH          SOLE               16140
First Rep Bk San Francisco          COM        336158 10 0     485      12400     SH          SOLE               12400
Flowers Foods Inc                   COM        343498 10 1    4415     163583     SH          SOLE              163583
Franklin Elec Inc                   COM        353514 10 2     593      11545     SH          SOLE               11545
General Electric Co                 COM        369604 10 3    2491      66950     SH          SOLE               66950
Goldman Sachs Group Inc             COM        38141G 10 4     229       1150     SH          SOLE                1150
Hcc Ins Hldgs Inc                   COM        404132 10 2     386      12020     SH          SOLE               12020
Home Depot Inc                      COM        437076 10 2     236       5870     SH          SOLE                5870
Idex Corp                           COM        45167R 10 4     721      15210     SH          SOLE               15210
Ingersoll-Rand Company Ltd          CL A       G4776G 10 1    1436      36700     SH          SOLE               36700
International Speedway Corp         CL A       460335 20 1     422       8275     SH          SOLE                8275
Ishares TR                      RUSSELL1000VAL 464287 59 8    2088      25250     SH          SOLE               25250
Johnson & Johnson                   COM        478160 10 4    2143      32460     SH          SOLE               32460
Kirby Corp                          COM        497266 10 6     601      17595     SH          SOLE               17595
Laboratory Corp Amer Hldgs          COM NEW    50540R 40 9     580       7890     SH          SOLE                7890
Lazard Ltd                          SHS A      G54050 10 2     294       6200     SH          SOLE                6200
Level 3 Communications Inc          COM        52729N 10 0    1103     197000     SH          SOLE              197000
Markel Corp                         COM        570535 10 4     339        706     SH          SOLE                 706
Medtronic Inc                       COM        585055 10 6     387       7227     SH          SOLE                7227
Merck & Co Inc                      COM        589331 10 7     403       9244     SH          SOLE                9244
Meredith Corp                       COM        589433 10 1     616      10930     SH          SOLE               10930
Microsoft Corp                      COM        594918 10 4    1294      43325     SH          SOLE               43325
Millipore Corp                      COM        601073 10 9    1205      18100     SH          SOLE               18100
Mohawk Inds Inc                     COM        608190 10 4    1159      15485     SH          SOLE               15485
Moodys Corp                         COM        615369 10 5     797      11545     SH          SOLE               11545
Morgan Stanley                    COM NEW      617446 44 8     668       8200     SH          SOLE                8200
Nuveen Invts Inc                    CL A       67090F 10 6     569      10975     SH          SOLE               10975
O Reilly Automotive Inc             COM        686091 10 9     967      30150     SH          SOLE               30150
Patterson Companies Inc             COM        703395 10 3     263       7420     SH          SOLE                7420
Pepsico Inc                         COM        713448 10 8     325       5200     SH          SOLE                5200
Pfizer Inc                          COM        717081 10 3    1057      40820     SH          SOLE               40820
Pharmaceutical Holdrs Tr       Depositry Rcpt  71712A 20 6    1016      13200     SH          SOLE               13200
Pool Corporation                    COM        73278L 10 5     334       8530     SH          SOLE                8530
Procter & Gamble Co                 COM        742718 10 9    2650      41226     SH          SOLE               41226
Pss World Med Inc                   COM        69366A 10 0     267      13660     SH          SOLE               13660
Rita Med Sys Inc Del                COM        76774E 10 3      46      10000     SH          SOLE               10000
Rite Aid Corp                       COM        767754 10 4      54      10000     SH          SOLE               10000
Roper Inds Inc New                  COM        776696 10 6     467       9295     SH          SOLE                9295
Schering Plough Corp                COM        806605 10 1     344      14570     SH          SOLE               14570
Sherwin Williams Co                 COM        824348 10 6     473       7445     SH          SOLE                7445
State Str Corp                      COM        857477 10 3     432       6400     SH          SOLE                6400
Stewart Enterprises Inc             CL A       860370 10 5     130      20852     SH          SOLE               20852
Suntrust Bks Inc                    COM        867914 10 3     636       7530     SH          SOLE                7530
Synovus Finl Corp                   COM        87161C 10 5    1241      40266     SH          SOLE               40266
Techne Corp                         COM        878377 10 0     281       5065     SH          SOLE                5065
Thermo Fisher Scientific Inc        COM        883556 10 2     820      18100     SH          SOLE               18100
Tiffany & Co New                    COM        886547 10 8     354       9025     SH          SOLE                9025
Time Warner Inc                     COM        887317 10 5    1359      62380     SH          SOLE               62380
Total Sys Svcs Inc                  COM        891906 10 9     504      19100     SH          SOLE               19100
Triad Gty Inc                       COM        895925 10 5    1576      28731     SH          SOLE               28731
Umpqua Hldgs Corp                   COM        904214 10 3     369      12525     SH          SOLE               12525
Vca Antech Inc                      COM        918194 10 1     565      17565     SH          SOLE               17565
Washington Mut Inc                  COM        939322 10 3    1382      30376     SH          SOLE               30376
Washington Post Co                 CL B        939640 10 8     339        455     SH          SOLE                 455
Western Un Co                       COM        959802 10 9     504      22500     SH          SOLE               22500
Xerox Corp                          COM        984121 10 3     517      30500     SH          SOLE               30500

REPORT SUMMARY       81 DATA RECORDS              $ 104,217         0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED

